SHARE OPTIONS	12 Months Ended
Dec. 31, 2022
Disclosure of range of exercise prices of outstanding share options [abstract]
SHARE OPTIONS

22.	SHARE OPTIONS

The Company's share option scheme, or Frontline Scheme, permits the Board of Directors, at its discretion, to grant options to acquire shares in the Company to employees and directors of the Company or its subsidiaries. The subscription price for all options granted under the scheme is reduced by the amount of all dividends declared by the Company in the period from the date of grant until the date the option is exercised, provided the subscription price is never reduced below the par value of the share. The vesting periods of options granted under the Frontline Scheme will be specific to each grant. There is no maximum number of shares authorized for awards of equity share options and authorized, unissued or treasury shares of the Company may be used to satisfy exercised options.

In July 2016, the Company granted 1,170,000 share options, with an exercise price of $8.00 per share, to directors and officers in accordance with the terms of the Frontline Scheme. One third of the options vested over one year, one third vested over two years and one third vested over three years. The options had a five years term which expired in July 2021.

In November 2018, the Company granted 180,000 share options, with an exercise price of $7.40 per share, to employees in accordance with the terms of the Frontline Scheme. All options vested in July 2019. The options had a thirty-three months term which expired in July 2021.

In December 2021, the Board of Directors approved the grant of 1,280,000 synthetic options to employees and board members according to the rules of the Company’s synthetic option scheme approved on December 7, 2021. The synthetic options have a five year term expiring in December 2026. The vesting period is 12 months for the first 27.5% of options, 24 months for the next 27.5% of options and 36 months for the final 45% of options. The synthetic options will be settled in cash based on the difference between the market price of the Company’s shares and the exercise price on the date of exercise, and as such, have been classified as a liability.

The fair value of the granted option awards was estimated on the date of grant using a Black-Scholes option valuation model with the following assumptions:

	July 2016	November 2018	December 2021
Risk free interest rate	0.69%	2.78%	1.04%
Expected life (years)	3.5	1.6	3.4
Expected volatility	79.80%	38.24%	58.42%
Expected dividend yield	0.00%	0.00%	0.00%
The risk-free interest rate was estimated using the interest rate on three year U.S. treasury zero coupon issues for the options granted in July 2016 and December 2021 and on prorated one to two and year U.S. treasury zero coupon issues for the options granted in November 2018. The volatility was estimated using historical share price data. The dividend yield was estimated at 0% as the exercise price is reduced by all dividends declared by the Company from the date of grant to the exercise date. It was assumed that all of the options granted in July 2016, November 2018 and December 2021 will vest.

Exercises and forfeitures of July 2016 and November 2018 grants
The initial exercise price for the options granted in July 2016 and November 2018 was reduced by the amount of dividends paid after the date of grants. As of December 31, 2022 and 2021 1,350,000 of these options had vested. As of December 31, 2022 and 2021 43,000 of these options had been forfeited. In the year ended December 31, 2022, no options were exercised. In the year ended December 31, 2021, 339,000 options were exercised and the Company issued 339,000 shares for proceeds of $1.9 million. In the year ended December 31, 2021, 130,000 options were exercised and settled for a cash payment of $0.3 million. As of December 31, 2022 and 2021, no options remained exercisable. As of December 31, 2022 and 2021, there was no unrecognized stock compensation expense related to non-vested options. No stock compensation expense was recognized in the years ended December 31, 2022 and 2021.

The weighted average grant-date fair value of the options granted in 2016 was $4.06 per share and $1.53 per share for the options granted in 2018.

Exercises and forfeitures of December 2021 grant
The initial exercise price for the synthetic options granted in December 2021 was reduced by the amount of dividends paid after the date of grant. As of December 31, 2022, 330,000 of these options had vested. As of December 31, 2022, 80,000 options had been forfeited and no options were exercised. As of December 31, 2022, 330,000 options remained exercisable. The subsequent remeasurement of fair value of the synthetic options resulted in an expense of $4.7 million (2021: $0.2 million) for the year ended December 31, 2022.

As of December 31, 2022, the weighted average exercise price of these options was $7.64 and the Company's share price was $12.14.

The weighted average fair value of the options granted in 2021 was $6.54 per share. The synthetic options had a fair value of $8.4 million (2021: $3.3 million) as of December 31, 2022 and the Company recorded a liability of $4.9 million (2021: $0.2 million) as of December 31, 2022 in the Consolidated Statements of Financial Position. The intrinsic value of liabilities which had vested as of December 31, 2022 was $1.7 million (2021: nil).